Investments (Net Unrealized Gains Losses on Investments by Asset Class) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	$ (2,156,655)	$ 585,403	$ 849,349
Fixed maturities | Available-for-sale | With an allowance
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	4,371	3,685	0
Fixed maturities | Available-for-sale | Without an allowance
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	(2,285,288)	540,881	857,599
Derivatives designated as cash flow hedges
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	138,627	39,896	(8,112)
Affiliated notes
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	(13,189)	73	4,024
Other investments
Gain (Loss) on Securities [Line Items]
Net Unrealized Gains (Losses) on Investments	$ (1,176)	$ 868	$ (4,162)